Fair Value Measurements (Details) - USD ($)			3 Months Ended	5 Months Ended	6 Months Ended
	Jan. 07, 2026	Dec. 24, 2025	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026
Fair Value Measurements [Line Items]
Investments held in trust account				$ 200,119,181	$ 218,979,433
Fair value of public warrants			$ 225,000	$ 3,000,000
Public Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of public warrants per share				$ 0.3	$ 0.3
Fair value of public warrants	$ 225,000	$ 3,000,000		$ 3,000,000	$ 3,225,000